Property and Equipment	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment

7. Property and Equipment

The Company’s property and equipment at June 30, 2024 and 2023 consisted of the following:

	Estimated Useful Life	June 30, 2024	June 30, 2023

Motor Vehicle	5 years	$51,741	$51,741
Property and equipment, gross		51,741	51,741
Less accumulated depreciation		(24,608)	(12,998)

Property and equipment, net		$27,133	$38,743

For the years ended June 30, 2024 and 2023, the Company recorded $10,385 and $12,268, respectively, of depreciation expense.

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS